Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	£ 180,955	£ 35,214	£ 2,025
Additions	25,261	20,398
Disposals	(5,940)	(1,387)
Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	30,828	14,907
Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	25,321	13,068	1,137
Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	8,667	3,534	649
Additions
Disposals
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	2,855	430	200
Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	99,593
Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	10,140	2,667	39
Plant and machinery [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	3,551	608
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(1,343)	(199)
Depreciation charge for the year	(14,682)	(1,265)
Disposals	1,244	121
Transfers	(23)
FX revaluation	(151)
Balance ending	(14,808)	(1,343)
Accumulated depreciation [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Depreciation charge for the year
Disposals
Transfers
FX revaluation
Balance ending
Accumulated depreciation [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(634)	(54)
Depreciation charge for the year	(4,247)	(620)
Disposals		40
Transfers
FX revaluation
Balance ending	(4,881)	(634)
Accumulated depreciation [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(415)	(109)
Depreciation charge for the year	(1,495)	(331)
Disposals		25
Transfers
FX revaluation
Balance ending	(1,910)	(415)
Accumulated depreciation [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(168)	(35)
Depreciation charge for the year	(830)	(154)
Disposals		21
Transfers
FX revaluation
Balance ending	(998)	(168)
Accumulated depreciation [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Depreciation charge for the year	(5,938)
Disposals	1,244
Transfers	43
FX revaluation	(151)
Balance ending	(4,655)
Accumulated depreciation [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(75)	(1)
Depreciation charge for the year	(1,630)	(81)
Disposals		7
Transfers	(66)
FX revaluation
Balance ending	(1,771)	(75)
Accumulated depreciation [Member] | Plant and machinery [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	(51)
Depreciation charge for the year	(542)	(79)
Disposals		28
Transfers
FX revaluation
Balance ending	(593)	(51)
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	36,557	2,244
Additions	111,009	17,741
Acquisition of a subsidiary	50,838	20,391
Disposals	(983)	(3,799)
Transfers	(922)
FX revaluation	(736)
Balance ending	195,763	36,557
Cost [Member] | Freehold property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	14,907
Additions
Acquisition of a subsidiary	15,921	14,907
Disposals
Transfers
FX revaluation
Balance ending	30,828	14,907
Cost [Member] | Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	13,702	1,191
Additions	12,419	11,784
Acquisition of a subsidiary	4,081	2,576
Disposals		(1,849)
Transfers
FX revaluation
Balance ending	30,202	13,702
Cost [Member] | Fixtures and fittings [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	3,949	758
Additions	5,210	2,892
Acquisition of a subsidiary	1,418	1,375
Disposals		(1,076)
Transfers
FX revaluation
Balance ending	10,577	3,949
Cost [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	598	235
Additions	2,245	363
Acquisition of a subsidiary	1,013	252
Disposals	(3)	(252)
Transfers
FX revaluation
Balance ending	3,853	598
Cost [Member] | Subscription vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning
Additions	82,314
Acquisition of a subsidiary	25,346
Disposals	(963)
Transfers	(1,713)
FX revaluation	(736)
Balance ending	104,248
Cost [Member] | Other motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	2,742	40
Additions	8,011	2,702
Acquisition of a subsidiary	367	116
Disposals		(116)
Transfers	791
FX revaluation
Balance ending	11,911	2,742
Cost [Member] | Plant and machinery [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Balance beginning	659
Additions	810
Acquisition of a subsidiary	2,692	1,165
Disposals	(17)	(506)
Transfers
FX revaluation
Balance ending	£ 4,144	£ 659